Investment in associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 1,428,688		$ 1,756,023
Current assets	2,214,015		2,298,327
Non-current liabilities	(2,706,468)		(2,641,976)
Current liabilities	(5,202,238)		(4,740,934)
Less capital reserves	3,845,698		$ 3,625,027
Revenue	1,422,605	$ 909,247
Net loss	(1,193,079)	(543,878)
Other comprehensive loss	34,876	(23,807)
Total comprehensive loss	(1,158,203)	(567,685)
The Group's share of losses in Polestar Times Technology	$ 185,319	199,278
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	46.20%		46.20%
Non-current assets	$ 0		$ 46,918
Current assets	30,471		48,501
Non-current liabilities	0		(20,007)
Current liabilities	(82,871)		(175,538)
Net liabilities	(52,400)		(100,126)
Less capital reserves	(30,156)		(30,156)
Adjusted net liabilities	(111,485)		(146,923)
The Group's share of net liabilities	(51,506)		(67,878)
Elimination of effects of downstream sales in inventory	1,390		2,578
Elimination of effects of downstream sales in long-term assets	(1,971)		1,789
Unrecognized losses in Polestar Times Technology	52,854		64,581
Other reconciling items	(767)		(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	0		0
Revenue	9,566	44,490
Net loss	(25,933)	(70,851)
Other comprehensive loss	1,850	(1,836)
Total comprehensive loss	(24,083)	(72,687)
The Group's share of losses in Polestar Times Technology	(11,126)	$ (33,581)
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Less capital reserves	$ (28,929)		$ (16,641)